Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2022 and 2023 (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	740,575	377,086
Allowance for expected credit losses	(312,170)	(106,654)
Accounts receivable, net	428,405	270,432

The following table sets out the balance of notes receivable as of December 31, 2022 and 2023 (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Notes receivable, gross	248	23,435
Allowance for expected credit losses	(66)	(13)
Notes receivable, net	182	23,422

The following table presents the movement of the allowance for expected credit losses (in thousands):

	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	194,454	379,974	312,236
Additional provision for/(reversal of) allowance for expected credit losses, net of recoveries	185,520	(23,769)	14,682
Write-off	—	(43,969)	(220,251)
Balance as of December 31,	379,974	312,236	106,667

The reversal of allowance for expected credit losses of RMB23.8 million in 2022 were mainly due to the collection of some long-aged accounts receivables, and partially offset by the addition of new provision for allowance for expected credit losses.